Inventories	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Inventories

Note 4. Inventories

Inventories consisted of the following:

	June 30,	December 31,
	2019	2018
	U.S. $ in thousands
Finished goods	$73,852	$61,391
Work-in-process	3,600	2,616
Raw materials	70,347	59,517
	147,799	123,524